Organization and Principal Activities (Narrative) (Details) - $ / shares	12 Months Ended			34 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2012	Dec. 31, 2013
Organization and Principal Activities [Line Items]
Common Stock, Shares Subscribed but Unissued					29,983,883
Common Stock, Par or Stated Value Per Share					$ 0.0001
VIE [Member]
Organization and Principal Activities [Line Items]
Contribution percentage in consolidated net revenues	9.10%	6.11%	2.99%
Contribution percentage in consolidated total assets	8.92%	6.98%
Variable Interest Entities Contribution Percentage Liabilities	0.68%	2.85%
Shanghai Baozun [Member] | Alibaba [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				25.16%
Shanghai Baozun [Member] | Private Opportunities [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				5.81%
Shanghai Baozun [Member] | GS Investment [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				3.88%
Shanghai Baozun [Member] | Stelca Holding [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				1.53%
Shanghai Baozun [Member] | New Access [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				3.86%
Shanghai Baozun [Member] | Crescent Castle [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				24.80%
Shanghai Baozun [Member] | Infinity [Member]
Organization and Principal Activities [Line Items]
Percentage of equity interest acquired by investors				6.46%